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                                EXPLANATORY NOTE


The following annual reports, dated June 30, 2003 are incorporated by reference herein:

o AXA Premier VIP Trust, as filed on Form N-CSRS on September 5, 2003, CIK No. 0001160168, Accession No. 0001193125-03-045956 (Registration File Nos.
     333-70754 and 811-10508)

o AXA Rosenberg VIT Value Long/Short Equity Fund of the Barr Rosenberg Variable Insurance Trust, as filed on Form N-CSRS on September 5, 2003, CIK No. 0001058265, Accession No. 0000950152-03-008097 (Registration File Nos.
     333-50529 and 811-08759)

o Davis Value Portfolio of the Davis Variable Account Fund, Inc., as filed on Form N-CSRS on August 26, 2003, CIK No. 0001084060, Accession No. 0001084060-03-000008 (Registration File Nos. 333-76407 and 811-09293)

o EQ Advisors Trust, as filed on Form N-CSRS on September 5, 2003, CIK No. 0001027263, Accession No. 0001193125-03-045961 (Registration File Nos.
     333-17217 and 811-07953)

o Fidelity VIP Equity Income Fund of the Variable Insurance Products Fund, as filed on Form N-CSRS on August 25, 2003, CIK No. 0000356494, Accession No. 0000356494-03-000029 (Registration File No. 811-03329)

o Fidelity VIP Value Fund of the Variable Insurance Products Fund, as filed on Form N-CSRS on August 25, 2003, CIK No. 0000356494, Accession No. 0000356494-03-000031 (Registration File Nos. 002-75010 and 811-03329)

o Fidelity VIP Asset Manager Growth Fund, Fidelity VIP Contra Fund, Fidelity VIP High Income Fund and Fidelity VIP Investment Grade Bond Fund of the Variable Insurance Products Fund II, as filed on Form N-CSRS on August 29, 2003, CIK No. 0000831016, Accession No. 0000831016-03-000009 (Registration
     File No. 811-05511)

o Fidelity VIP Growth & Income Fund, Fidelity VIP Mid Cap Fund, Fidelity VIP Value of the Variable Insurance Products Fund III, as filed on Form N-CSRS on August 29, 2003, CIK No. 0000927384, Accession No. 0000927384-03-000012
     (Registration File No. 811-05511)

o MFS Mid Cap Growth Portfolio of the MFS Variable Insurance Trust, as filed on Form N-CSRS on August 25, 2003, CIK No. 0000918571, Accession No. 0000950156-03-000299 (Registration File Nos. 33-74668 and 811-08326)

o PIMCO Renaissance Portfolio of the PIMCO Advisors VIT, as filed on Form N-CSRS on September 5, 2003, CIK No. 0000923185, Accession No. 0001047469-03-029979 (Registration File Nos. 33-78944 and 811-08512)

o PIMCO Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust, as filed on Form N-CSRS on September 8, 2003, CIK No. 0001047304, Accession No. 0001193125-03-046487 (Registration File Nos.
     33-37115 and 811-08399)

o U.S. Real Estate Portfolio of The Universal Institutional Funds, Inc., as filed on Form N-CSRS on August 28, 2003, CIK No. 0001011378, Accession No. 0001047469-03-029173 (Registration File Nos. 333-03013 and 811-07607)

o Vanguard VIF Equity Index Portfolio of the Vanguard Variable Insurance Fund, as filed on Form N-CSRS on September 5, 2003, CIK No. 0000857490, Accession No. 0000932471-03-000740 (Registration File Nos. 33-32216 and 811-05962)